SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

(a)
Going private

  On May 20, 2013, the Company's board of directors received a non-binding proposal letter from an affiliate of funds managed or advised by Blackstone to acquire all of the outstanding shares of Pactera International not currently owned by the Company's non-executive Chairman, Chris Chen, its Chief Executive Officer, Tiak Koon Loh, and its Executive Committee members, David Chen, Sidney Huang and Jun Su (collectively, the "Buyer Consortium") in a going private transaction (the "Transaction") for $7.50 per ADS in cash, subject to certain conditions. According to the proposal letter, the Buyer Consortium intends to form an acquisition vehicle for the purpose of implementing the Transaction, and the Transaction is intended to be financed with a combination of equity capital funded by the Buyer Consortium and third-party debt.

  Upon the unanimous recommendation of a Special Committee of the Company's board of directors consisting of independent directors and the approval of the Company's board of directors, on October 17, 2013, the Company announced that it entered into a definitive merger agreement ("Merger Agreement") with a Consortium led by funds managed or advised by Blackstone (as defined below), including (i) Blackstone, (ii) certain members of the Company's management comprising of Chris Chen, the Company's non-executive chairman and Tiak Koon Loh, the Company's chief executive officer and several other senior managers (the "Management") and (iii) GGV Capital and its affiliates ("GGV") (collectively, the "Buyer Consortium").

  The Merger Agreement provides that at the completion of the acquisition, the shareholders of the Company will receive $7.30 per common share or $7.30 per ADS of the Company (the "Transaction"). The price per Share and per ADS represents a premium of 39% over the Company's closing share price of $5.26 per ADS on May 17, 2013, the last trading day prior to the Company's announcement on May 20, 2013 that it had received the "going private" proposal as mentioned above, from a consortium, and a premium of 35% to the volume-weighted average closing price of the ADSs during the 30 trading days prior to May 20, 2013.

  If the Merger closes pursuant to the Merger Agreement, the Company will become a privately-held company and its ADSs would cease to be listed on the Nasdaq Global Select Market. The Transaction is subject to various closing conditions, including a condition that the Merger Agreement be approved by an affirmative vote of shareholders representing two-thirds or more of the Shares present and voting in person or by proxy as a single class at a meeting of the Company's shareholders convened to consider the approval of the Merger Agreement and the Transaction and a condition that the parties obtain antitrust approvals for the Transaction. The Company has filed with the U.S. Securities and Exchange Commission (the "SEC") a transaction statement on Schedule 13E-3 and its amendments, which include a proxy statement of the Company. As of March 10, 2014, the transaction statement on Schedule 13E-3 had been cleared with the SEC, the merger transaction had also been approved by the majority of the shareholders.

(b)
The transferred of certain outsourcing business with ChinaSoft regarding the Huawei business

  On December 27, 2013, the Group and ChinaSoft International Limited ("ChinaSoft"), a third party company, entered into several agreements ("Transfer Agreements") under which the Group would transfer the resources who mainly work on Huawei related projects, sell the related uncompleted business contracts, certain property, plant and equipment and operating leases to ChinaSoft. The Group will also transfer its outstanding accounts receivable balances to ChinaSoft at a price agreed by the two parties. In addition, the Group would pay certain employees a compensation of $2.5 million to motivate the completion of the transaction. The total consideration of the transaction was $49.6 million. The consummation of the transfer agreements depend on when the relevant closing conditions can be satisfied. As of December 31, 2013, the Group received $3.8 million as part of the consideration and recognized as accrued expenses and other payables. The relevant property, plant and equipment and leases expected to be transferred was classified as assets held for sale as of December 31, 2013. The transactions contemplated by the Transfer Agreements have been completed in the first quarter of 2014 as the closing conditions were met in January 2014, the relevant impacts will be accounted for in 2014 accordingly.

  The Group did not expect this transaction to have a significant impact on its consolidated statements of operations upon the completion of this transaction.

(c)
Acquisition of Innoveo Solution AG, Swizerland ("Innoveo")

  On January 1, 2014, the Group acquired 100% equity interest in Innoveo, a Switzerland based software company. The total consideration was estimated as $3.2 million, of which $2.8 million is subject to future performance measures of Innoveo. As of December 31, 2013, the Group has prepaid $1.2 million to Innoveo and recognized in other assets. The Group was still in the process of performing purchase price allocation.